CONCENTRATIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable	$ 115,205		$ 115,205		$ 63,594	$ 40,160
Net Revenues	312,709	$ 477,139	741,812	$ 1,539,329	1,631,653	154,002
Total Accounts Receivable	77,763		77,763		119,771	40,160
Less: Sales Returns and Allowances	30,655		30,655		51,159
Less: Doubtful Accounts	4,655		4,655		$ 5,019
Intercompany Transactions [Member]
Accounts receivable	$ 9,368		9,368
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage					16.00%
Accounts receivable					$ 19,471
Accounts Receivable [Member] | Three Customer [Member]
Concentration Risk, Percentage						69.00%
Accounts receivable						$ 27,822
Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk, Percentage	40.00%
Accounts receivable	$ 31,046		$ 31,046
Purchase [Member] | Two Vendors [Member]
Concentration Risk, Percentage			52.00%		86.00%	97.00%
Inventory purchases			$ 11,609		$ 0	$ 0
Revenue [Member] | Two Customers [Member]
Concentration Risk, Percentage		21.00%